New Accounting Standards (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Change In Noncurrent Liabilities Due To UTB	$ 35.0	$ 22.4